Securities at amortised cost (Detail) - EUR (€) € in Millions	Jun. 30, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Financial assets at amortised cost	€ 45,970	€ 47,276
Debt securities [member]
Disclosure of financial assets [line items]
Financial assets at amortised cost	€ 45,970	€ 47,276